Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Operating Lease Payments for Operating Facilities	Future minimum operating lease payments for the operating facilities as of December 31, 2019 were (in thousands):
2020	$683
2021	703
2022	180
Total future minimum lease payments	$1,566